Document And Entity Information	12 Months Ended
Sep. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	Ostin Technology Group Co., Ltd.
Trading Symbol	OST
Document Type	20-F
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	14,006,250
Amendment Flag	false
Entity Central Index Key	0001803407
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41362
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 2, 101
Entity Address, Address Line Two	1 Kechuang Road
Entity Address, Address Line Three	Qixia District
Entity Address, City or Town	Nanjing
Entity Address, Country	CN
Entity Address, Postal Zip Code	210046
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6706
Auditor Name	TPS Thayer, LLC
Auditor Location	Sugar Land, Texas
Business Contact
Document Information Line Items
Entity Address, Address Line One	Building 2, 101
Entity Address, Address Line Two	1 Kechuang Road
Entity Address, Address Line Three	Qixia District
Entity Address, City or Town	Nanjing
Entity Address, Country	CN
Entity Address, Postal Zip Code	210046
Contact Personnel Name	Tao Ling
City Area Code	+86
Local Phone Number	(25) 58595234